Goodwill and Intangible Assets-Intangible Assets by Business Segment (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013		Dec. 31, 2012		Dec. 31, 2011
Intangible Assets by Major Class [Line Items]
Indefinite-lived Intangible Assets Acquired			$ 23
Impairment of intangible assets	8
Intangible Assets [Roll Forward]
Beginning Balance	4,809		5,152
Disposition	(8)
Amortization	(342)		(384)		(428)
Foreign exchange translation	8		18
Other	(15)		0	[1]
Ending Balance	4,452		4,809		5,152
Investment Management
Intangible Assets by Major Class [Line Items]
Indefinite-lived Intangible Assets Acquired			23
Intangible Assets [Roll Forward]
Beginning Balance	2,228		2,382
Disposition	(7)
Amortization	(148)		(192)
Foreign exchange translation	6		15
Other	(14)		0	[1]
Ending Balance	2,065		2,228
Investment Services
Intangible Assets by Major Class [Line Items]
Indefinite-lived Intangible Assets Acquired			0
Intangible Assets [Roll Forward]
Beginning Balance	1,732		1,922
Disposition	(1)
Amortization	(194)	[2]	(192)
Foreign exchange translation	2		3
Other	(1)		(1)	[1]
Ending Balance	1,538		1,732
Other
Intangible Assets by Major Class [Line Items]
Indefinite-lived Intangible Assets Acquired			0
Intangible Assets [Roll Forward]
Beginning Balance	849		848
Disposition	0
Amortization	0		0
Foreign exchange translation	0		0
Other	0		1	[1]
Ending Balance	849		849
Customer Contracts
Intangible Assets by Major Class [Line Items]
Impairment of intangible assets	$ 8

[1]	Other changes in intangible assets include purchase price adjustments and certain other reclassifications.
[2]	Includes an $8 million intangible asset impairment recorded in 2013.